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           [Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP ]


                                                               December 8, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Fiduciary/Claymore MLP Opportunity Fund Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-119674 and 811-21652)
                  ------------------------------------

Ladies and Gentlemen:

         On behalf of Fiduciary/Claymore MLP Opportunity Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission ("the Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the "Registration Statement").

         This Pre-Effective Amendment No. 2 is filed for the purpose of filing certain exhibits to the Registration Statement. No changes have been made at this time to the Fund's Prospectus or Statement of Additional Information.

         Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contact me at
(312) 407-0570.


                                 Very truly yours,

                                 /s/ Thomas A. Hale

                                 Thomas A. Hale

Enclosures